S000109892 [Member] Expense Example, No Redemption - SA Franklin Mid Cap Core Portfolio - Class 3	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 98
Expense Example, No Redemption, 3 Years	316
Expense Example, No Redemption, 5 Years	561
Expense Example, No Redemption, 10 Years	$ 1,266